Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financing Receivable, Net [Abstract]
Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses

Note 5	— Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses
The Company provides financing to purchasers of VOIs at North American sales centers that are collateralized by their VOIs. Eligibility for this financing is determined based on the customers’ FICO credit scores. As of March 31, 2013, the mortgages and contracts receivable bore interest at fixed rates between 0.0% and 21.5%. The term of the mortgages and contracts receivable are from one year to fifteen years and may be prepaid at any time without penalty. The weighted average interest rate of outstanding mortgages and contracts receivable was 15.7% as of March 31, 2013 and December 31, 2012.
The Company charges off mortgages and contracts receivable upon the earliest of (i) the initiation of cancellation or foreclosure proceedings; or (ii) the customer's account becoming over 180 days delinquent. Once a customer has made six timely payments following the event leading to the charge-off, the charge-off is reversed. A default in a customer's initial payment results in a rescission of the sale. All collection and foreclosure costs are expensed as incurred. Mortgages and contracts receivable between 90 and 180 days past due as of March 31, 2013 and December 31, 2012 were 2.8% and 2.6% respectively, of gross mortgages and contracts receivable.
Mortgages and contracts receivable originated by the Company are recorded net of deferred loan and contract origination costs, and the related allowance for loan and contract losses. Loan and contract origination costs incurred in connection with providing financing for VOIs are capitalized and amortized over the estimated life of the mortgages or contracts receivable based on historical prepayments as a decrease to interest revenue using the effective interest method. Amortization of deferred loan and contract origination costs charged to interest revenue was $1.2 million and $0.7 million for the three months ended March 31, 2013 and 2012, respectively.
The Company recorded a $3.3 million discount on the mortgage pool acquired on April 27, 2007 in connection with the Merger, which discount is being amortized over the life of the related acquired mortgage pool. As of March 31, 2013 and December 31, 2012, the net unamortized discount on this acquired mortgage pool was $0.3 million and $0.3 million, respectively. No amortization was recorded during the three months ended March 31, 2013. During the three months ended March 31, 2012, amortization of $0.04 million was recorded as an increase to interest revenue.
The Company recorded a $0.8 million premium on the purchased Mystic Dunes mortgage pool that was part of the Tempus Resorts Acquisition and is being amortized over the life of the related acquired mortgage pool. As of March 31, 2013 and December 31, 2012, the net unamortized premium was $0.4 million and $0.5 million, respectively. During the three months ended March 31, 2013, amortization of $0.05 million was recorded as a decrease to interest revenue. During the three months ended March 31, 2012, amortization of $0.9 million was recorded as an increase to interest revenue.
The Company recorded a $0.1 million premium on May 21, 2012 on the purchased Pacific Monarch Resorts mortgage pool and is being amortized over the life of the related acquired mortgage pool. As of March 31, 2013 and December 31, 2012, the net unamortized premium was $0.1 million. During the three months ended March 31, 2013 and March 31, 2012, no amortization was recorded as a decrease to interest revenue.
Mortgages and contracts receivable, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, acquired — the Merger	$27,393	$30,721
Mortgages and contracts receivable, contributed	1,034	1,337
Mortgages and contracts receivable, originated	305,817	290,264
Mortgages and contracts receivable, purchased	58,967	64,932
Mortgages and contracts receivable, gross	393,211	387,254
Allowance for loan and contract losses	(84,907)	(83,784)
Deferred profit on Vacation Interest transactions	(3,533)	(6,113)
Deferred loan and contract origination costs, net of accumulated amortization	5,084	4,810
Inventory value of defaulted mortgages that were previously contributed or acquired	10,907	10,512
Premium on mortgages and contracts receivable, net of accumulated amortization	516	564
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(311)
Mortgages and contracts receivable, net	$320,967	$312,932

As of March 31, 2013 and December 31, 2012, $347.8 million and $340.4 million, respectively, of the gross amount of mortgages and contracts receivable were collateralized against the Company’s various debt instruments included in "Securitization notes and Funding Facilities" caption in the accompanying condensed consolidated balance sheets. See Note 15—Borrowings for further detail.
Deferred profit on Vacation Interest transactions represents the revenues less the related direct costs (sales commissions, sales incentives, cost of sales and allowance for loan losses) related to sales that do not qualify for revenue recognition under the provisions of Accounting Standards Codification ("ASC") 978, "Real Estate - Time-Sharing Activities ("ASC 978")." See Note 2— Summary of Significant Accounting Policies set forth in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for description of revenue recognition criteria.
Inventory value of defaulted mortgages that were previously contributed and acquired represents the inventory underlying mortgages that have defaulted. Upon recovery of the inventory, the value is transferred to unsold Vacation Interest, net.
Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable as of the dates presented below consisted of the following (in thousands):

	Three Months Ended March 31,
	2013	2012
Balance, beginning of period	$83,784	$94,478
Provision for uncollectible Vacation Interest sales revenue	6,476	4,115
Adjustment for purchased portfolios	—	(10,380)	(a)
Mortgages and contracts receivable charged off	(6,403)	(10,070)
Recoveries	1,073	3,980
Effect of translation rate	(23)	14
Balance, end of period	$84,907	$82,137

_____________
(a) The Company adjusted the components of mortgages and contracts receivable, net, based on the final appraisal related to the Tempus Resorts Acquisition in accordance with ASC 978. In connection with the preparation of the final appraisal and purchase accounting, the Company further reviewed and analyzed the historic static pool recovery data. Based on this further review and analysis, the static pool model created in connection with the Tempus Resort Acquisition and the resulting final distribution of the fair market value in accordance with ASC 978 was completed during the quarter ended March 31, 2012. This redistribution resulted in an adjustment that reduced the charge-offs reflected in the allowance for loan and contract losses by $10.4 million, decreased the inventory value of defaulted mortgages that were previously acquired by $3.7 million and reduced the premium on mortgages and contracts receivable by $6.7 million. This adjustment did not have any impact on the fair value or the total mortgages and contracts receivable, net reported in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012.

The provision for uncollectible Vacation Interest sales revenue in the table above showing activity in the allowance for loan and contract losses associated with mortgages and contracts receivable is exclusive of ASC 978 adjustments related to deferred revenue, as well as adjustments for the rescission period required under applicable law. The ASC 978 adjustments increased the provision for uncollectible Vacation Interest sales revenue by $0.5 million and $0.1 million for the three months ended March 31, 2013 and 2012, respectively. The adjustments for the rescission period decreased the provision for uncollectible Vacation Interest sales revenue by $0.3 million and $0.1 million for the three months ended March 31, 2013 and 2012, respectively.
A summary of credit quality as of the dates presented below is as follows (in thousands):

FICO Scores	March 31, 2013	December 31, 2012
>799	$31,341	$31,199
700 – 799	186,675	181,456
600 – 699	130,332	127,423
<600	24,241	24,686
No FICO Scores	20,622	22,490
	$393,211	$387,254

FICO credit scores were updated as of March 31, 2013 for all mortgages and contracts receivable.

Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses
The Company provides financing to purchasers of VOIs at North American sales centers that are collateralized by their VOIs. Eligibility for this financing is determined based on the customers’ FICO credit scores. As of December 31, 2012, the mortgages and contracts receivable bore interest at fixed rates between 0.0% and 21.5%. The term of the mortgages and contracts receivable are from one year to fifteen years and may be prepaid at any time without penalty. The weighted average interest rate of outstanding mortgages and contracts receivable was 15.7% and 15.9% as of December 31, 2012 and December 31, 2011, respectively.
The Company charges off mortgages and contracts receivable upon the earliest of (i) the initiation of cancellation or foreclosure proceedings; or (ii) the customer's account becoming over 180 days delinquent. Once a customer has made six timely payments following the event leading to the charge off, the charge off is reversed. A default in a customer's initial payment results in a rescission of the sale. All collection and foreclosure costs are expensed as incurred. Mortgages and contracts receivable between 90 and 180 days past due as of December 31, 2012 and December 31, 2011 were 2.6% and 3.9%, respectively, of gross mortgages and contracts receivable.
Mortgages and contracts receivable originated by the Company are recorded net of deferred loan and contract origination costs, and the related allowance for loan and contract losses. Loan and contract origination costs incurred in connection with providing financing for VOIs are capitalized and amortized over the estimated life of the mortgages or contracts receivable based on historical prepayments as a decrease to interest revenue using the effective interest method. Amortization of deferred loan and contract origination costs charged to interest revenue was $3.3 million, $2.8 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company recorded a $3.3 million discount on the mortgage pool acquired on April 27, 2007 in connection with the Merger, which discount is being amortized over the life of the related acquired mortgage pool. As of December 31, 2012 and December 31, 2011, the net unamortized discount on this acquired mortgage pool was $0.3 million and $0.5 million, respectively. During the years ended December 31, 2012, 2011 and 2010, amortization of $0.2 million, $0.3 million and $0.4 million, respectively, was recorded as an increase to interest revenue.
The Company recorded a $0.8 million premium on the purchased Mystic Dunes mortgage pool that was part of the Tempus Resorts Acquisition and is being amortized over the life of the related acquired mortgage pool. As of December 31, 2012 and December 31, 2011, the net unamortized premium was $0.5 million and $6.4 million, respectively. During the years ended December 31, 2012 and 2011, amortization of $0.2 million and $1.1 million respectively, was recorded as a decrease to interest revenue.
The Company recorded a $0.1 million premium on May 21, 2012 on the purchased Pacific Monarch Resorts mortgage pool and is being amortized over the life of the related acquired mortgage pool. As of December 31, 2012, the net unamortized premium was $0.1 million. During the year ended December 31, 2012, amortization of $0.04 million was recorded as a decrease to interest revenue.
Mortgages and contracts receivable, net consisted of the following as of December 31 (in thousands):

	2012	2011
Mortgages and contracts receivable, acquired — the Merger	$30,721	$44,638
Mortgages and contracts receivable, contributed	1,337	3,226
Mortgages and contracts receivable, originated	290,264	224,561
Mortgages and contracts receivable, purchased	64,932	92,261
Mortgages and contracts receivable, gross	387,254	364,686
Allowance for loan and contract losses	(83,784)	(94,478)
Deferred profit on Vacation Interest transactions	(6,113)	(5,756)
Deferred loan and contract origination costs, net of accumulated amortization	4,810	2,826
Inventory value of defaulted mortgages that were previously contributed and acquired	10,512	10,151
Premium on mortgages and contracts receivable, net of accumulated amortization	564	6,362
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(489)
Mortgages and contracts receivable, net	$312,932	$283,302

As of December 31, 2012 and December 31, 2011, $340.4 million and $333.0 million, respectively, of the gross amount of mortgages and contracts receivable were collateralized against the Company’s various debt instruments included in "Securitization notes and Funding Facilities" caption in the accompanying consolidated balance sheets. See Note 15—Borrowings for further detail.
Deferred profit on Vacation Interest transactions represents the revenues less the related direct costs (sales commissions, sales incentives, cost of sales and allowance for loan losses) related to sales that do not qualify for revenue recognition under the provisions of ASC 978. See Note 2— Summary of Significant Accounting Policies for description of revenue recognition criteria.
Inventory value of defaulted mortgages that were previously contributed and acquired represents the inventory underlying mortgages that have defaulted. Upon recovery of the inventory, the value is transferred to unsold Vacation Interest, net.
The following reflects the contractual principal maturities of originated and acquired mortgages and contracts receivable as of December 31 (in thousands):

2013	$41,938
2014	43,947
2015	45,503
2016	44,971
2017	42,809
2018 and thereafter	168,086
$387,254

Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012		2011
Balance, beginning of period	$94,478		$55,151
Provision for purchased portfolios	3,174		49,149
Adjustment for purchased portfolios	(10,379)	(a)	—
Provision for uncollectible Vacation Interest sales revenue	26,539		17,103
Mortgages and contracts receivable charged off	(37,297)		(34,327)
Recoveries	7,250		7,401
Effect of translation rate	19		1
Balance, end of period	$83,784		$94,478

(a) The Company adjusted the components of mortgages and contracts receivable, net, based on the final appraisal related to the Tempus Resorts Acquisition in accordance with ASC 978. In connection with the preparation of the final appraisal and purchase accounting, the Company further reviewed and analyzed the historic static pool recovery data. Based on this further review and analysis, the static pool model created in connection with the Tempus Resort Acquisition and the resulting final distribution of the fair market value in accordance with ASC 978 was completed during the quarter ended March 31, 2012. This redistribution resulted in an adjustment that reduced the charge-offs reflected in the allowance for loan and contract losses by $10.4 million, decreased the inventory value of defaulted mortgages that were previously acquired by $3.7 million and reduced the premium on mortgages and contracts receivable by $6.7 million. This adjustment did not have any impact on the fair value or the total mortgages and contracts receivable, net reported in the accompanying condensed consolidated balance sheets as of December 31, 2012 and 2011, and is unrelated to the $10.6 million adjustment in the fair value of the mortgages and contracts receivable that was reflected in the quarter ended December 31, 2011.

The provision for uncollectible Vacation Interest sales revenue in the table above showing activity in the allowance for loan and contract losses associated with mortgages and contracts receivable is exclusive of ASC 978 adjustments related to deferred revenue, as well as adjustments for the rescission period required under applicable law. The ASC 978 adjustments decreased the provision for uncollectible Vacation Interest sales revenue by $0.6 million and $0.5 million for the years ended December 31, 2012 and 2011, respectively. The adjustment for the rescission period decreased the provision for uncollectible Vacation Interest sales revenue by $0.4 million and $0.2 million for the years ended December 31, 2012 and 2011, respectively.
A summary of credit quality as of December 31, 2012 and 2011 is as follows (in thousands):

FICO Scores	2012	2011
>799	$31,199	$24,215
700 – 799	181,456	158,356
600 – 699	127,423	124,206
<600	24,686	32,455
No FICO Scores	22,490	25,454
	$387,254	$364,686

FICO credit scores were updated as of December 31, 2012 for all mortgages and contracts receivables with the exception of those acquired through the PMR Acquisition.